Long Term Debt Debt Covenants (Details)	Dec. 31, 2013 Senior Secured Leverage Ratio [Member]	Dec. 31, 2013 Total Leverage Ratio [Member]	Dec. 31, 2013 Current Ratio [Member]	Dec. 31, 2013 Interest Coverage Ratio [Member]	Dec. 31, 2013 Minimum [Member] Current Ratio [Member]	Dec. 31, 2013 Minimum [Member] Interest Coverage Ratio [Member]	Dec. 31, 2013 Maximum [Member] Senior Secured Leverage Ratio [Member]	Dec. 31, 2013 Maximum [Member] Total Leverage Ratio [Member]	Feb. 28, 2014 Scenario, Forecast [Member] Senior Secured Leverage Ratio [Member]	Feb. 28, 2014 Scenario, Forecast [Member] Total Leverage Ratio [Member]	Dec. 31, 2014 Scenario, Forecast [Member] Minimum [Member] Current Ratio [Member]	Sep. 30, 2014 Scenario, Forecast [Member] Minimum [Member] Current Ratio [Member]	Jun. 30, 2014 Scenario, Forecast [Member] Minimum [Member] Current Ratio [Member]	Mar. 31, 2014 Scenario, Forecast [Member] Minimum [Member] Current Ratio [Member]	Dec. 31, 2014 Scenario, Forecast [Member] Minimum [Member] Interest Coverage Ratio [Member]	Sep. 30, 2014 Scenario, Forecast [Member] Minimum [Member] Interest Coverage Ratio [Member]	Jun. 30, 2014 Scenario, Forecast [Member] Minimum [Member] Interest Coverage Ratio [Member]	Mar. 31, 2014 Scenario, Forecast [Member] Minimum [Member] Interest Coverage Ratio [Member]	Sep. 30, 2014 Scenario, Forecast [Member] Maximum [Member] Senior Secured Leverage Ratio [Member]	Jun. 30, 2014 Scenario, Forecast [Member] Maximum [Member] Senior Secured Leverage Ratio [Member]	Mar. 31, 2014 Scenario, Forecast [Member] Maximum [Member] Senior Secured Leverage Ratio [Member]	Dec. 31, 2014 Scenario, Forecast [Member] Maximum [Member] Total Leverage Ratio [Member]	Sep. 30, 2014 Scenario, Forecast [Member] Maximum [Member] Total Leverage Ratio [Member]	Jun. 30, 2014 Scenario, Forecast [Member] Maximum [Member] Total Leverage Ratio [Member]	Mar. 31, 2014 Scenario, Forecast [Member] Maximum [Member] Total Leverage Ratio [Member]
Schedule of Debt Covenants [Line Items]
Line of Credit Facility, Covenant Ratio	3.06	5.4	1.1	3.1	1.0	2.50	3.15	5.50	3.40	5.85	1.0	1.0	1.0	1.0	2.50	2.50	2.50	2.50	2.95	3.05	3.10	4.50	4.75	5.00	5.25